UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Rachel Spearo
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street,
                                         2nd Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5384

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 10/05/2012


Marketfield Fund
--------------------------------------------------------------------------------------------------------------------------
 EAGLE MATERIALS INC                                                                         Agenda Number:  933661820
--------------------------------------------------------------------------------------------------------------------------
        Security:  26969P108
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2012
          Ticker:  EXP
            ISIN:  US26969P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: F. WILLIAM BARNETT                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: ED H. BOWMAN                        Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: DAVID W. QUINN                      Mgmt          For                            For

2.     ADVISORY RESOLUTION REGARDING THE                         Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.

3.     TO APPROVE THE EXPECTED APPOINTMENT OF                    Mgmt          For                            For
       ERNST & YOUNG LLP AS INDEPENDENT AUDITORS
       FOR FISCAL YEAR 2013.




--------------------------------------------------------------------------------------------------------------------------
 FEDEX CORPORATION                                                                           Agenda Number:  933677099
--------------------------------------------------------------------------------------------------------------------------
        Security:  31428X106
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2012
          Ticker:  FDX
            ISIN:  US31428X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JAMES L. BARKSDALE                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: JOHN A. EDWARDSON                   Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: SHIRLEY ANN JACKSON                 Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: STEVEN R. LORANGER                  Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: GARY W. LOVEMAN                     Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: R. BRAD MARTIN                      Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: JOSHUA COOPER RAMO                  Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: SUSAN C. SCHWAB                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: FREDERICK W. SMITH                  Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: JOSHUA I. SMITH                     Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: DAVID P. STEINER                    Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: PAUL S. WALSH                       Mgmt          For                            For

2.     RATIFICATION OF INDEPENDENT REGISTERED                    Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

3.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

4.     STOCKHOLDER PROPOSAL REGARDING INDEPENDENT                Shr           Against                        For
       BOARD CHAIRMAN.

5.     STOCKHOLDER PROPOSAL REGARDING POLITICAL                  Shr           Against                        For
       CONTRIBUTIONS REPORT.




--------------------------------------------------------------------------------------------------------------------------
 H.J. HEINZ COMPANY                                                                          Agenda Number:  933666010
--------------------------------------------------------------------------------------------------------------------------
        Security:  423074103
    Meeting Type:  Annual
    Meeting Date:  28-Aug-2012
          Ticker:  HNZ
            ISIN:  US4230741039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: W.R. JOHNSON                        Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: C.E. BUNCH                          Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: L.S. COLEMAN, JR.                   Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: J.G. DROSDICK                       Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: E.E. HOLIDAY                        Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: C. KENDLE                           Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: D.R. O'HARE                         Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: N. PELTZ                            Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: D.H. REILLEY                        Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: L.C. SWANN                          Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: T.J. USHER                          Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: M.F. WEINSTEIN                      Mgmt          For                            For

2.     RATIFICATION OF INDEPENDENT REGISTERED                    Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM

3.     APPROVAL OF THE H.J. HEINZ COMPANY FY2013                 Mgmt          For                            For
       STOCK INCENTIVE PLAN

4.     RE-APPROVAL OF THE PERFORMANCE MEASURES                   Mgmt          For                            For
       INCLUDED IN THE H.J. HEINZ COMPANY FY03
       STOCK INCENTIVE PLAN

5.     ADVISORY APPROVAL OF THE COMPANY'S NAMED                  Mgmt          For                            For
       EXECUTIVE OFFICER COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 PRECISION CASTPARTS CORP.                                                                   Agenda Number:  933660804
--------------------------------------------------------------------------------------------------------------------------
        Security:  740189105
    Meeting Type:  Annual
    Meeting Date:  14-Aug-2012
          Ticker:  PCP
            ISIN:  US7401891053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARK DONEGAN                                              Mgmt          For                            For
       VERNON E. OECHSLE                                         Mgmt          For                            For
       ULRICH SCHMIDT                                            Mgmt          For                            For

2.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.

3.     ADVISORY VOTE REGARDING COMPENSATION OF                   Mgmt          For                            For
       NAMED EXECUTIVE OFFICERS.

4.     RE-APPROVAL AND AMENDMENT OF THE EXECUTIVE                Mgmt          For                            For
       PERFORMANCE INCENTIVE PLAN.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ Joseph C. Neuberger
Name                 Joseph C. Neuberger
Title                President
Date                 10/30/2012